Non-current and current Borrowings - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
	Feb. 12, 2021 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	[1]	Mar. 18, 2021 USD ($)	Mar. 18, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Maximum Borrowing Capacity								$ 250.0
Available Borrowing Capacity		$ 232.5
Borrowings		1,551.6		$ 2,066.2				17.5
Debt Face Amount		$ 1,569.8
Minimum Percentage Of Credit Facility Should Be Availed For Applicability Of Net Leverage Ratio		40.00%
Repayment of non current borrowings	$ 643.0	$ 685.7	[1]	255.2	[1]	$ 115.8
Proceeds from non current borrowings	100.0	130.0	[1]	$ 175.1	[1]
Expenses in connection with availing additional facility	75.6
Payment for extinguishment of debt	$ 8.8
TL B-1
Disclosure of detailed information about borrowings [line items]
Debt Face Amount								$ 1,350.0
TL B-2
Disclosure of detailed information about borrowings [line items]
Debt Face Amount | €									€ 200.0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Commitment fee percentage on unused facility								0.25%	0.25%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Commitment fee percentage on unused facility								0.375%	0.375%
LIBOR [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Basis Spread on Variable Rate								1.00%	1.00%
LIBOR [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis Spread on Variable Rate								2.00%	2.00%
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0.0

[1]	The notes are an integral part of these consolidated financial statements.